UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        August 10, 2010
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $1,046,350(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
APACHE CORP                  COM                037411105  14,868     176,600 SH       SOLE	           176,600
APPLE INC                    COM                037833100 136,957     544,495 SH       SOLE                544,495
BAKER HUGHES INC             COM                057224107   6,896     165,900 SH       SOLE                165,900
BOISE INC		     COM	        09746Y105     750     136,700 SH       SOLE		   136,700
CAMERON INTERNATIONAL CORP   COM                13342B105  14,237     437,800 SH       SOLE                437,800
CHEVRON CORP NEW	     COM                166764100  20,025     295,100 SH       SOLE                295,100
CISCO SYS INC                COM                17275R102   2,131     100,000 SH       SOLE                100,000
CLEARWIRE CORP NEW           CL A               18538Q105     459      63,100 SH       SOLE                 63,100
COMPUWARE CORP               COM                205638109   2,428     304,217 SH       SOLE                304,217
CONOCOPHILLIPS               COM                20825C104  53,744   1,094,800 SH       SOLE              1,094,800
CONTINENTAL AIRLS INC        CL B               210795308  55,442   2,520,100 SH       SOLE              2,520,100
COSTAR GROUP INC	     COM	        22160N109     396      10,200 SH       SOLE  		    10,200
DELTA AIR LINES INC DEL      COM NEW		247361702   3,184     271,000 SH       SOLE		   271,000
DEVON ENERGY CORP NEW        COM                25179M103  15,894     260,900 SH       SOLE                260,900
ENERGIZER HLDGS INC	     COM                29266R108   1,508      30,000 SH       SOLE 		    30,000
EXXON MOBIL CORP             COM                30231G102  13,343     233,800 SH       SOLE                233,800
GENERAL MLS INC		     COM	        370334104  31,648     891,000 SH       SOLE                891,000
INTEL CORP		     COM                458140100 125,708   6,463,158 SH       SOLE              6,463,158
INTERNATIONAL BUSINESS MACHS COM                459200101 166,167   1,345,700 SH       SOLE              1,345,700
LAS VEGAS SANDS CORP         COM                517834107     386      17,449 SH       SOLE                 17,449
MCDONALDS CORP               COM                580135101  48,472     735,881 SH       SOLE                735,881
MICRON TECHNOLOGY INC        COM                595112103  76,746   9,039,622 SH       SOLE              9,039,622
NETFLIX INC                  COM                64110L106     980       9,016 SH       SOLE                  9,016
NUANCE COMMUNICATIONS INC    COM                67020Y100   3,932     263,000 SH       SOLE                263,000
PFIZER INC                   COM                717081103  23,646   1,658,221 SH       SOLE              1,658,221
PROSHARES TR                 PSHS ULTSH 20YRS   74347R297  12,418     350,000 SH       SOLE                350,000
SANDISK CORP                 COM                80004C101  65,965   1,567,981 SH       SOLE              1,567,981
SCHLUMBERGER LTD             COM		806857108   8,301     150,000 SH       SOLE                150,000
SPDR GOLD TRUST              GOLD SHS           78463V107  51,118     420,100 SH       SOLE                420,100
UAL CORP                     COM NEW            902549807  18,617     905,500 SH       SOLE                905,500
VODAFONE GROUP PLC NEW       SPONS ADR NEW      92857W209  69,980   3,385,600 SH       SOLE              3,385,600
          						 1,234,220


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